Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Senior Notes 6.75 Percent Due 2021	Mar. 04, 2011 Senior Notes 6.75 Percent Due 2021	Dec. 31, 2010 Senior Notes 6.75 Percent Due 2021	Dec. 31, 2011 Senior Notes 8.375 Percent Due 2014	Dec. 31, 2010 Senior Notes 8.375 Percent Due 2014	Nov. 29, 2007 Senior Notes 8.375 Percent Due 2014
Financial assets:
Notes and accounts receivable - related parties	$ 735	$ 1,198
Financial liabilities:
Credit Facility revolving loans	295,000	0
Senior Notes			475,000	475,000	0	3,573	425,000	425,000
Financial assets:
Notes and accounts receivable - related parties	735	1,198
Financial liabilities:
Credit Facility revolving loans	295,000	0
Senior Notes			$ 472,625		$ 0	$ 3,731	$ 450,500